                                  SCHEDULE 14A
                                 (RULE 14A-101)
                    INFORMATION REQUIRED IN PROXY STATEMENT
                            SCHEDULE 14A INFORMATION
          PROXY STATEMENT PURSUANT TO SECTION 14(A) OF THE SECURITIES
                 EXCHANGE ACT OF 1934 (AMENDMENT NO.          )

     Filed by the registrant /X/
     Filed by a party other than the registrant / /
     Check the appropriate box:
     /X/ Preliminary proxy statement
     / / Definitive proxy statement
     / / Definitive additional materials
     / / Soliciting material pursuant to Rule 14a-11(c) or Rule 14a-12

                                  ARKLA, INC.
- - --------------------------------------------------------------------------------
                (Name of Registrant as Specified in Its Charter)

                                  ARKLA, INC.
- - --------------------------------------------------------------------------------
                   (Name of Person(s) Filing Proxy Statement)
Payment of filing fee (Check the appropriate box):
     /X/ $125 per Exchange Act Rule 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(j)(2).
     / / $500 per each party to the controversy pursuant to Exchange Act Rule
         14a-6(i)(3).
     / / Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and
         0-11.

     (1) Title of each class of securities to which transaction applies:

- - --------------------------------------------------------------------------------
     (2) Aggregate number of securities to which transactions applies:

- - --------------------------------------------------------------------------------
     (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:(1)

- - --------------------------------------------------------------------------------
     (4) Proposed maximum aggregate value of transaction:

- - --------------------------------------------------------------------------------
     / / Check box if any part of the fee is offset as provided by Exchange Act
Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the form or schedule and the date of its filing.

     (1) Amount previously paid:

- - --------------------------------------------------------------------------------
     (2) Form, schedule or registration statement no.:

- - --------------------------------------------------------------------------------
     (3) Filing party:

- - --------------------------------------------------------------------------------
     (4) Date filed:

- - --------------------------------------------------------------------------------
- - ---------------
    (1) Set forth the amount on which the filing fee is calculated and state how it was determined.

                                  ARKLA, INC.
                                 P.O. Box 2628
                              Houston, Texas 77252

                                                                   April 8, 1994

Dear Stockholder:

     You are cordially invited to attend the 1994 Annual Meeting of Stockholders of Arkla, Inc. to be held in the Pavilion Room of the Holiday Inn Downtown Hotel of Shreveport in Shreveport, Louisiana on May 10, 1994, at 2:00 p.m., local time.

     The attached Notice of Annual Meeting and Proxy Statement describe the formal business to be transacted at the meeting. During the meeting there will be a brief report on the operations of the Company. After the business of the meeting has been concluded, stockholders will be given the opportunity to ask questions.

     It is important that your shares be represented at the meeting. Please mark, sign, date and return promptly the enclosed proxy in the envelope furnished for that purpose. If you are present at the meeting, you may, if you wish, revoke your proxy and vote in person. I look forward to seeing you at the Annual Meeting.

                                            /s/ T. MILTON HONEA

                                            T. MILTON HONEA
                                            Chairman of the Board, President
                                            and Chief Executive Officer

                                  ARKLA, INC.
                                 P. O. Box 2628
                              Houston, Texas 77252

                    NOTICE OF ANNUAL MEETING OF STOCKHOLDERS
                            TO BE HELD MAY 10, 1994

TO THE STOCKHOLDERS:

     Notice is hereby given that the Annual Meeting of Stockholders of Arkla, Inc., (the "Company") a Delaware corporation, will be held in the Pavilion Room of the Holiday Inn Downtown Hotel of Shreveport, 102 Lake Street, Shreveport, Louisiana, at 2:00 p.m., local time, on Tuesday, May 10, 1994.

     This meeting is being held for the following purposes:

          (a) To elect a Board of 13 directors;

          (b) PROPOSAL NO. 1 -- To consider and act upon a proposal of the Board of Directors to amend the Certificate of Incorporation of the Company to change the name of the Company to NorAm Energy Corp.;

          (c) PROPOSAL NO. 2 -- To consider and act upon a proposal of the Board of Directors to approve the Incentive Equity Plan;

          (d) PROPOSAL NO. 3 -- To consider and act upon a proposal of the Board of Directors to approve the Employee Stock Purchase Plan;

          (e) PROPOSAL NO. 4 -- To consider and act upon a proposal of the Board of Directors to approve the Restricted Stock Plan for Nonemployee Directors; and

          (f) To transact any other business that properly comes before the meeting.

     Only stockholders of record at the close of business on March 15, 1994, will be entitled to notice of or to vote at the meeting. Whether or not you plan to be present at the meeting, please mark, sign and return the accompanying form of proxy in the enclosed postage prepaid envelope at your earliest convenience.

                                            By Order of the Board of Directors

                                            /s/ HUBERT GENTRY, JR.

                                            HUBERT GENTRY, JR.
                                            Secretary
Shreveport, Louisiana
April 8, 1994

                                   IMPORTANT

   WE HOPE THAT YOU CAN ATTEND THIS MEETING IN PERSON.
   WHETHER OR NOT YOU PLAN TO BE PRESENT AT THE MEETING,
   PLEASE MARK, DATE, SIGN AND RETURN THE ENCLOSED PROXY.
   NO POSTAGE IS NECESSARY IF MAILED IN THE UNITED STATES.

                                  ARKLA, INC.
                                 P.O. BOX 2628
                              HOUSTON, TEXAS 77252

                                PROXY STATEMENT

                         ANNUAL MEETING OF STOCKHOLDERS
                                  MAY 10, 1994

     This Proxy Statement is furnished to stockholders of Arkla, Inc. (the "Company") in connection with the solicitation of proxies on behalf of the Board of Directors for use at the Annual Meeting of Stockholders of the Company to be held on May 10, 1994 (the "Annual Meeting"), for the purposes set forth in the accompanying Notice of Annual Meeting. The approximate mailing date of this Proxy Statement is April 8, 1994.

     The cost of preparing, assembling and mailing the Notice of Annual Meeting, this Proxy Statement and the forms of proxy will be borne by the Company. To assist in the solicitation of proxies, the Company has engaged Georgeson & Co., Inc. for a fee not to exceed $12,500, plus out-of-pocket expenses. Proxies may also be solicited personally or by telephone by directors, officers and regular employees of the Company, who will receive no additional compensation therefor.

     The accompanying form of proxy, if properly executed by a stockholder entitled to vote, will be voted at the Annual Meeting, but may be revoked at any time before the vote is taken. A proxy may be revoked at any time before it is exercised by notifying the Secretary of the Company in writing before the proxy is exercised, or by delivering to the Secretary of the Company a proxy bearing a later date or by attending the Annual Meeting and voting in person.

     The close of business on March 15, 1994 has been fixed by the Board of Directors as the record date for the determination of stockholders entitled to notice of and to vote at the Annual Meeting. At such date the Company had outstanding [122,369,914]* shares of common stock, $0.625 par value per share (the "Common Stock"). See "Voting."

     The Company will provide upon request, without charge, to any stockholder entitled to vote at the Annual Meeting, a copy of its Annual Report on Form 10-K filed with the Securities and Exchange Commission (the "SEC") for its most recent fiscal year. Such request should be made to the Secretary of the Company at the address shown above. The Annual Report to Stockholders, including financial statements, for the fiscal year ended December 31, 1993, has been mailed with this Proxy Statement to all stockholders. The Annual Report is not a part of the proxy solicitation materials.

- - ---------------

* As of February 22, 1994, will be updated prior to mailing the definitive copy proxy statement.

                                     VOTING

     Each holder of record of Common Stock at the close of business on March 15, 1994, is entitled to one vote for each share of such Common Stock outstanding in such holder's name on the books of the Company on such date; provided, however, that in the election of directors, cumulative voting is permitted so that each such holder, in person or by proxy, has a number of votes equal to the number of shares of Common Stock standing in such holder's name on the record date multiplied by the number of directors to be elected. A stockholder may cast all such votes for a single nominee for director or may distribute them among any two or more of them as such stockholder sees fit. A stockholder may, in the manner set forth on the enclosed proxy card, instruct the proxy holders not to vote such stockholder's shares for one or more of the named nominees. Abstentions from voting in the election of directors are not included in determining the outcome. If a stockholder wishes to cast such cumulative votes other than pro rata, such stockholder should clearly indicate on the proxy card the number of votes such stockholder wishes to cast for each nominee. By virtue of cumulative voting, the proxy holders will have 13 votes for each share held by each stockholder granting them proxies (unless voting authority is withheld) and could likely offset a particular stockholder's instruction not to vote for one or more of the nominees or his exercise of cumulative voting by the use of votes granted in other proxies.

     The approval and adoption of Proposal No. 1 will require the affirmative vote of the holders of a majority of the outstanding shares of Common Stock entitled to vote thereon. The approval and adoption of Proposals No. 2, 3 and 4 will require the affirmative vote of the majority of the shares of Common Stock present in person or represented by proxy at the meeting, provided a majority of the voting power of the shares of Common Stock entitled to vote is represented in person or by proxy.

                      ELECTION OF DIRECTORS AND BENEFICIAL
              OWNERSHIP OF COMMON STOCK FOR OFFICERS AND DIRECTORS

     Unless otherwise indicated on the proxy card, the proxyholders will vote the shares represented by such proxy card for the election of each of the nominees listed below, to serve until the next annual meeting of the stockholders and until their successors are elected and qualified. The form of proxy solicits and the proxyholders reserve the right to vote such proxies cumulatively and for the election of less than all of the nominees for director. If for any reason any nominee shall be unavailable for election to the Board of Directors, the holders of proxies will vote for a substitute.

     The 13 nominees who receive the most affirmative votes will be elected directors of the Company.

NOMINEES

     All of the nominees are members of the present Board of Directors and were elected by the stockholders at the 1993 annual meeting.

     The following table sets forth certain additional information regarding the nominees including the amount and percent of equity securities of the Company beneficially owned, directly or indirectly, on March 15, 1994, by the nominees, by the current and two former executive officers named in the Summary Compensation Table (the "Named Executives", see "Executive Compensation"), as well as by the directors and executive officers as a group. Unless otherwise indicated, each nominee has held his or her current position for more than the last five years.

                                                                   FIRST          SHARES
                                                                  BECAME A       OF COMMON
                                                                  DIRECTOR         STOCK
                     NOMINEE AND                                   OF THE      BENEFICIALLY
               BIOGRAPHICAL SUMMARY(1)                   AGE      COMPANY        OWNED(2)
               -----------------------                  -----    ----------    -------------
Michael B. Bracy                                         52         1992           47,485
  Mr. Bracy has been Executive Vice President &
  Principal Financial Officer of the Company since
  October, 1991. He was Executive Vice President of
  the Company and Chief Executive Officer of Arkla
  Pipeline Group ("APG"), a division of the Company
  from December, 1989 until October, 1991. He was
  Executive Vice President of the Company and
  President of APG from April, 1988 until December,
  1989. Prior to that he was Executive Vice President,
  Finance & Administration of the Company. He is a a
  director of Itron, Inc. of Spokane, Washington.

Joe E. Chenoweth                                         58         1990            5,127
  Mr. Chenoweth was Senior Corporate Vice President,
  International, Honeywell Inc., a multinational ad-
  vanced technology Company, Minneapolis, Minnesota,
  from December, 1990 until his retirement on Decem-
  ber 31, 1992. Prior to that, he served Honeywell
  Inc. in other executive positions.

O. Holcombe Crosswell                                    53         1988            4,600(3)
  Mr. Crosswell is President of Griggs Corporation, a
  real estate and investment Company in Houston,
  Texas.

                                                   (continues on following page)

                                                                   FIRST          SHARES
                                                                  BECAME A       OF COMMON
                                                                  DIRECTOR         STOCK
                     NOMINEE AND                                   OF THE      BENEFICIALLY
               BIOGRAPHICAL SUMMARY(1)                   AGE      COMPANY        OWNED(2)
               -----------------------                  -----    ----------    -------------
Walter A. DeRoeck                                        51         1986           10,000
  Mr. DeRoeck has been Chairman of the Board for Susan
  Crane, Inc., a privately held Company, since January
  1992. Susan Crane manufactures gift wrapping and
  decorating products and has annual revenues in
  excess of $20,000,000.00. In addition to his role at
  Susan Crane, he has 25% ownership in a commercial
  real estate firm called Congress Commercial, Inc.
  Prior to that, he was Chairman of the Board and
  Chief Executive Officer for Union National Bank of
  Texas, Austin, Texas from February, 1991 until May,
  1993. He served as President of such bank from
  February 1989 until February, 1991.

Donald H. Flanders                                       69         1986            4,000
  Mr. Flanders is Chairman of the Board and Chief
  Executive Officer of Flanders Industries, Inc. and
  Lloyd/Flanders Industries, Inc., furniture
  manufacturing companies, Fort Smith, Arkansas.

James O. Fogleman                                        68         1988            1,905(4)
  Mr. Fogleman is Chairman of the Board, McNeese
  Enterprises, Inc., Baton Rouge, Louisiana.

John P. Gover                                            65         1976            3,704
  Mr. Gover is engaged in personal investments. Addi-
  tionally, he was President and Chief Operating
  Officer of First Bank & Trust Company, Duncan,
  Oklahoma from December 9, 1988 to February 1989.
  Prior to that he was Chairman and Chief Executive
  Officer of the National Bank of Commerce, Altus,
  Oklahoma.

                                                   (continues on following page)

                                                                   FIRST          SHARES
                                                                  BECAME A       OF COMMON
                                                                  DIRECTOR         STOCK
                     NOMINEE AND                                   OF THE      BENEFICIALLY
               BIOGRAPHICAL SUMMARY(1)                   AGE      COMPANY        OWNED(2)
               -----------------------                  -----    ----------    -------------
Robert C. Hanna                                          65         1989           10,016(5)
  Mr. Hanna is a director and Vice Chairman of the
  Board of Imperial Holly Corporation, Sugar Land,
  Texas. He was President and Chief Executive Officer
  of Imperial Holly Corporation and Chairman of Holly
  Sugar Corporation, Colorado Springs, Colorado, prior
  to his retirement on September 30, 1993.

T. Milton Honea                                          61         1992           70,054
  Mr. Honea has been Chairman of the Board and Chief
  Executive Officer of the Company since December
  1992. He was Vice Chairman of the Board from July
  1992 through December 1992. He was Executive Vice
  President of the Company from October 1991 until
  July 1992. He was President & Chief Operating
  Officer of Arkansas Louisiana Gas Company, a
  division of the Company from October, 1984 to
  October, 1991. He is a director of Worthen National
  Bank of Arkansas, Little Rock, Arkansas.

Myra Jones                                               58         1981            3,447
  Mrs. Jones is a Partner of Human Investment Counsel-
  ors, Little Rock, Arkansas, and the owner of The
  Hunter, a personalized shopping service in Little
  Rock, Arkansas.

Sidney Moncrief                                          36         1985            2,500
  Mr. Moncrief has been President of Sidney Moncrief
  Pontiac-Buick-GMC Truck Inc., Little Rock, Arkansas
  since September 1987. He was a professional
  basketball player with the Atlanta Hawks during
  1990/1991 and with the Milwaukee Bucks, prior to
  1989.

                                                   (continues on following page)

                                                                   FIRST          SHARES
                                                                  BECAME A       OF COMMON
                                                                  DIRECTOR         STOCK
                     NOMINEE AND                                   OF THE      BENEFICIALLY
               BIOGRAPHICAL SUMMARY(1)                   AGE      COMPANY        OWNED(2)
               -----------------------                  -----    ----------    -------------
Larry C. Wallace                                         50         1984            1,000
  Mr. Wallace is an Associate Director of the law firm
  of Ackerson & Bishop, Washington, D.C. Prior to this
  and since the beginning of 1993, he was engaged in
  the practice of law as a sole practioner. Prior to
  1993 he was a partner in the law firm of Gill
  Wallace Clayton Fleming Elrod & Green, P.A., Little
  Rock, Arkansas since February 1, 1992. Prior to that
  he was Senior Partner in the law firm of Wallace,
  Clayton & Green, P.A., Little Rock, Arkansas.

D. W. Weir                                               80         1958           10,000
  Mr. Weir is engaged in personal investments and is a
  director of Commercial National Bank in Shreveport,
  Louisiana. Prior to March 1988, Mr. Weir was a
  Consultant to the Chief Executive Officer of the
  Company.
                                  ------------------------
Named Executives who are not nominees
     Howard E. Bell                                                                19,200
     Daniel L. Dienstbier                                                          47,419
     Hubert Gentry, Jr.                                                            23,138
     William A. Kellstrom                                                          13,100
     Jimmy L. Terrill                                                              30,394
All directors and executive officers
  as a group (24 persons)                                                         410,382(6)

- - ------------

(1) All directors and executive officers of the Company may be reached through the Company at Arkla, Inc., P.O. Box 2628, Houston, Texas 77252.

(2) Represents less than 1% of the shares outstanding for each nominee as well as for all directors and executive officers as a group.

(3) Includes 4,600 shares owned by a corporation of which Mr. Crosswell is president. Mr. Crosswell shares voting and investment power in these shares.

(4) Includes 606 shares owned by a corporation of which Mr. Fogleman is the principal stockholder and shares voting and investment power, 1,115 shares owned of record by his wife and 184 shares by her as custodian for her child, as to which Mr. Fogleman shares voting and investment power but as to which he disclaims beneficial ownership.

(5) Includes 1,000 shares owned by his stepson, as to which Mr. Hanna does not possess any voting or investment power and as to which he disclaims beneficial ownership.

(6) Includes 6,071 shares of Common Stock as to which certain executive officers of the Company have the right to acquire beneficial ownership, within 60 days, by exercise of options granted under the Company's stock option plans and Long-Term Incentive Compensation Plan.

     As required by SEC rules under Section 16 of the Securities Exchange Act of 1934 (the "Exchange Act"), the Company notes that Mr. Robert C. Hanna, director of the Company, did not report timely two transactions in Company common stock that occurred during 1993 and did not report timely one indirect holding of Company common stock. Messrs. John P. Gover, director of the Company and Michael
H. Means, an officer, each did not report timely one transaction in Company common stock that occurred in 1993. Messrs. T. Milton Honea and Gary N. Petersen, officers of the Company, each did not report timely one common stock option expiration. The options expired for no value during 1992.

ORGANIZATION OF THE BOARD OF DIRECTORS

     During 1993, the Company's Board of Directors held a total of nine regularly scheduled and special meetings. Mr. Moncrief is the only nominee for reelection who during 1993 attended fewer than 75% of the aggregate of (1) the total number of meetings of the Board of Directors while he was a member and (2) the total number of meetings held by all committees of the Board of Directors on which they served (during the period he served).

     During 1993, Directors who were not officers or employees of the Company or a subsidiary received an annual retainer of $15,000, $500 for each meeting of the Board attended, $350 for attendance at meetings of committees of the Board held on the same day as Board meetings and $550 per meeting for committee meetings held on any other day. Directors were reimbursed for out of pocket expenses incurred in connection with attending Board meetings. Officers and employees of the Company are not compensated for serving on the Board of Directors or any of the Board committees.

     The Company has revised the compensation structure for nonemployee directors. Some of the revisions are subject to approval by the stockholders of the Company at the Annual Meeting. See "Proposal No. 4". Beginning in 1994, nonemployee directors will receive an annual retainer of $24,000, $1,000 for each meeting of the Board attended, $500 for participation in telephonic board meetings, $500 for attendance at meetings of committees of the board held on the same day as Board meetings and $1,000 per meeting for committee meetings held on any other day. Committee Chairman will each receive an annual retainer of $2,000. Subject to approval by the stockholders, one-half of the annual retainer that each nonemployee director receives and one-half of the retainer Committee Chairmen receive will be paid in restricted stock. This revised compensation structure is intended to assist directors in achieving the stock ownership guidelines discussed below. See "Proposal No. 4". Directors may defer the cash portion of the retainer and attendance fees.

     In addition to this revised compensation structure, to encourage greater stock ownership by directors, in the first quarter of 1994, the Company established stock ownership guidelines for its nonemployee directors. The guidelines suggest that nonemployee directors should own Company Common Stock equal in value to five times their annual retainer and that directors should strive to meet these guidelines within five years.

     The Company has also adopted a mandatory director retirement age qualification and a retirement plan for nonemployee directors (the "Director Retirement Plan"). Effective May 11, 1994, a director will not be eligible to stand for election as a director at any annual or special meeting of stockholders that occurs after such director's 70th birthday.

     The Director Retirement Plan provides a retirement benefit to any nonemployee director who has served as a nonemployee director for at least five
(5) years and who serves as a Director on or after the effective date of the Director Retirement Plan. The Director Retirement Plan will pay an annual benefit equal to the annual cash retainer in effect at the time of the Director's retirement, provided such Director retires from service as a Director no later than the next annual meeting of stockholders following his or her 70th birthday. Directors who have attained age 70 by the 1994 Annual Meeting of stockholders will be eligible for the retirement benefit described in the preceding sentence, provided such director retires from service as a Director by the 1995 Annual Meeting of stockholders. Payment of the benefit will commence on the first day of the month following the later of the month in which the Director attains age 65 or the month of the Director's retirement and will be paid annually to the Director for a number of years equal to the Director's full years of service but in no event for more than ten (10) years.

     Audit Committee. The Company has a standing Audit Committee which currently consists of Mr. Crosswell, Mr. Flanders, Mr. Fogleman and Mr. Wallace. The functions of the Audit Committee include recommending each year to the Board of Directors the engagement of a firm of independent auditors for the Company and its subsidiaries; reviewing the proposed scope of the audit, the reports to be rendered and the fees to be charged by the Company's independent auditors; reviewing the annual financial statements and the results of the audit with management and the independent auditors; reviewing with management and the independent auditors the recommendations made, if any, by the independent auditors with respect to significant changes in accounting policies, procedures and internal controls; and holding themselves available to meet with the independent auditors to resolve matters that arise in connection with the audit if and when it should become necessary. During 1993 the Audit Committee held four meetings.

     Compensation and Benefits Committee. The Company has a standing Compensation and Benefits Committee which currently consists of Mr. Chenoweth, Mr. DeRoeck, Mr. Hanna, Mr. Wallace, and Mr. Weir. The Compensation and Benefits Committee considers and recommends, to the Board of Directors, salary schedules and other remuneration for compensating the officers and directors of the Company. During 1993 the Compensation and Benefits Committee held ten meetings.

     Nominating Committee. The Company has a standing Nominating Committee which currently consists of Mr. Gover, Mr. Honea, Mr. Moncrief and Mr. Wallace. The Nominating Committee recommends to the Board of Directors nominees for election as directors. Pursuant to the Company's By-Laws, any stockholder entitled to vote in the election of directors may nominate one or more persons for election as directors at an annual meeting of stockholders if notice in writing of such stockholder's intent has been delivered to or mailed and received at the office of the Secretary of the Company no later than 90 days prior to the anniversary date of the immediately preceding annual meeting of stockholders of the Company. During 1993 the Nominating Committee held one meeting.

     The Company has several other standing committees, each having the responsibility for particular functions of the Company. The other committees are as follows: the Environmental Committee, which recommends environmental policy for the Company; the Executive Committee, which may exercise and perform the powers and duties of the Board of Directors when the board is not in session; the Finance Committee, which recommends financial policy for the Company; the Investment Committee, which recommends policies and actions regarding Company retirement plans and programs; and, the Social Responsibility Committee, which is charged with developing consumer relations policies and monitoring philanthropy activities of the Company.

COMPENSATION COMMITTEE INTERLOCKS AND INSIDER PARTICIPATION

     Mr. Weir, a member of the Compensation and Benefits Committee of the board, was Chairman and CEO of the Company until his retirement in 1979. In addition to the retainer fees received as a director, Mr. Weir was paid $79,731 during 1993 in supplemental retirement pay under an arrangement with the Company. Under a separate arrangement, at his death, Mr. Weir's estate will receive certain life insurance benefits equal to $201,600.

                1993 COMPENSATION AND BENEFITS COMMITTEE REPORT

     The Compensation and Benefits Committee (the "Compensation Committee") of the Board of Directors of Arkla, Inc. has prepared the following report regarding 1993 executive compensation. The Compensation Committee, which is composed entirely of nonemployee directors, is responsible for all components of the Company's officer compensation programs and some aspects of non-officer compensation. This Report describes the basis on which 1993 compensation determinations were made by the Compensation Committee with respect to the Company's executive officers, including the Named Executives. The Compensation Committee works closely with the entire Board in the execution of its duties. This report is required by rules established by the SEC and provides specific information regarding compensation for Arkla's Chairman and Chief Executive Officer and for the four other most highly compensated executive officers as well as compensation information about all executive officers of the Company.

                      PRINCIPLES OF EXECUTIVE COMPENSATION

OVERALL OBJECTIVES OF THE EXECUTIVE COMPENSATION PROGRAM

     Arkla's executive compensation program is designed to help the Company attract, motivate and retain the executive talent that the Company needs in order to improve its return to stockholders. Toward that end, the Company's executive compensation program attempts to provide competitive compensation levels and incentive pay that varies based on corporate, business unit (for business unit positions), and individual performance. Further, the Company's new Incentive Equity Plan proposes to increase the focus on executive stock ownership, in order to ensure that executives have an ongoing stake in the Company. See "Proposal No. 2"

COMPETITIVE LEVELS OF COMPENSATION

     Arkla attempts to provide its executives with a total compensation package that -- at targeted levels of performance -- is competitive with those provided to executives who hold comparable positions in the industry or have similar qualifications. Total compensation is defined to include base salary, annual incentives and long-term incentives.

     The Company's philosophy is to target the market median for all elements of executive pay. The Company determines competitive levels of compensation for executive positions based on information drawn from compensation surveys, proxy statements for comparable organizations and compensation consultants. The proxy statement analyses on pay levels use the same group of 18 companies shown as industry peers in Arkla's total stockholder return performance graph.

     It should be noted that the value of any individual executive's compensation package will vary significantly based on performance. As a result, while the expected value of an executive's compensation package may be competitive, actual payments made to executives in a given year may be higher or lower than competitive market rates because of performance.

IMPACT OF FINANCIAL AND INDIVIDUAL PERFORMANCE ON INCENTIVE PAYMENTS

     Arkla's incentive plans are designed to ensure that incentive compensation varies in a consistent and predictable manner with the financial performance of the Company. Some of the Company's incentive payouts are based on annual performance while other incentive values are based on long-term (i.e., multi-year) performance. In addition to consolidated financial performance, Arkla considers business unit and individual performance in its annual incentive plan. As a result, the total compensation levels for an executive in any given year may not directly reflect the Company's overall financial performance in that year.

           DESCRIPTION OF THE CURRENT EXECUTIVE COMPENSATION PROGRAM

     This section describes each of the principal elements of the Company's executive compensation program with specific reference to the objectives discussed above.

BASE SALARY PROGRAM

     Arkla's base salary program is based on a philosophy of providing salaries that approximate the market median for peer gas pipeline and distribution companies.

     Base salary levels are also determined by each individual employee's performance over time and each individual's role in the Company. Consequently, employees with higher levels of sustained performance over time and/or employees assuming greater responsibilities will be paid correspondingly higher salaries.

     Salaries for executives as a group are reviewed annually considering a variety of factors, including individual performance, general levels of market salary increases, and Arkla's overall financial results. All salary increases are granted within a pay-for-performance framework.

ANNUAL INCENTIVE PLAN

     Arkla's annual incentive plan is intended to (1) reward key employees based on Company, business unit, and individual performance; (2) motivate key employees; and (3) provide competitive cash compensation opportunities to plan participants. As a pay-for-performance plan, incentive awards are paid annually based on the achievement of performance objectives for the most recently completed fiscal year.

     For 1993, corporate performance measures in the annual incentive plan included earnings per share from continuing operations, return on capital employed and net cash flow from continuing operations. These measures are weighted equally for the corporate component of the annual incentive. Business unit performance measures varied by unit, but included (in addition to the measures cited above) expense management, operating income, net cash flow (before dividends), customer satisfaction, and operations and maintenance expense management per customer. These measures are weighted equally for the business unit component of the annual incentive.

     For corporate positions, the size of the annual incentive funding pool is determined based 50% on corporate financial performance and 50% on departmental performance (which is assessed in a non-formula fashion). For business unit positions, 50% of the annual incentive funding pool is based on corporate performance and 50% is based on business unit performance. For both corporate positions and business unit positions, individual performance factors are used to allocate the fund pools among participants in a non-formula fashion.

     In the first quarter of 1994, the Compensation Committee decided to require, subject to stockholder approval, that for awards earned in 1994 (to be paid in 1995) 50% of such awards will be paid in the form of Company stock. This program is intended to support the philosophy of encouraging greater executive officer stock ownership and to assist executive officers in achieving the stock ownership guidelines discussed below. Thus, the 1994 Incentive Equity Plan which is contained in this proxy statement for stockholder approval includes a provision (and shares) for making a portion of annual incentive awards which otherwise would be paid in cash in the form of Company common stock. See "Proposal No. 2".

LONG-TERM INCENTIVES

     Arkla believes that certain key employees should have an ongoing stake in the success of the business. The Company also believes these key employees should have a considerable portion of their total compensation paid in the form of stock, since stock related compensation is directly tied to stockholder value.

     Under the Company's existing long-term incentive plan, the Committee has authority to grant stock options, stock appreciation rights, and performance based restricted stock. During 1993, all long-term incentive grants (with the exception of the CEO, as described below) were made in the form of performance based restricted stock.

     The performance based restricted stock grants made in 1993 (as in prior years) are fully at risk based on both the performance of the Company and the continued employment of the officer. This means that shares of restricted stock that are granted may never be earned (or vested) by the officer unless the Company achieves certain pre-set performance objectives which are set by the Committee and unless the officer remains in the employ of the Company for the specified period of time. These objectives include return on capital employed in relation to the peer group of 18 gas pipeline and local distribution companies and total stockholder returns compared to an internal target. Both of these objectives are measured over a three-year performance period, and at the conclusion of each performance period, shares are vested or actually delivered to the officer, based on measured performance against the two objectives. The number of shares that may vest ranges from zero to a maximum number of shares equal to 150% of the original grant. The number of shares of stock granted to officers is based on competitive practices in the industry.

     The 18 gas pipeline and local distribution companies referred to in the above paragraph have also been used in the Performance Graph disclosing the relative total stockholder return for Arkla. See "Performance Graph". These companies were selected by the Committee as being the best representa-tion of the two industry segments in which Arkla operates. The Committee did not feel that any published index for the industry provided a reasonable data base.

     Grants of restricted stock were made to all executive officers in 1993 under Cycle VI (January, 1993 to December, 1995) of the Long-Term Incentive Compensation Plan. Beginning with Cycle VI the Board of Directors amended the Long-Term Incentive Compensation Plan to eliminate tax gross-up payments, dividend rights on shares while restricted, and the three year holding period after restrictions lapse.

     Consistent with the Company's belief that compensation should be tied more directly to stockholder value, the Compensation Committee has proposed a 1994 Incentive Equity Plan for stockholder approval. See "Proposal No. 2", (a copy of the plan document is attached as Appendix B to the Proxy Statement). The proposed plan provides authority for the Compensation Committee to use a range of long-term incentive devices to motivate, attract and retain high quality executive talent. In addition, the plan is flexible enough to allow the Compensation Committee to make long-term incentive awards in a form responsive to changes in legislation and regulations affecting taxation and accounting treatment for the Company.

     While the proposed plan contains a variety of alternative compensation methods, the Compensation Committee, in January of 1994, made grants consisting solely of stock options and performance based restricted stock to Arkla executives. These grants are contingent upon stockholder approval of the proposed 1994 Incentive Equity Plan.

     The long-term incentive plan is periodically reviewed to ensure an appropriate mix of base salary, annual incentive, and long-term incentive within the philosophy of providing competitive total direct compensation opportunities.

STOCK OWNERSHIP PLANS

     In order to encourage greater executive stock ownership, in the first quarter of 1994, the Company established stock ownership guidelines for its officers. These guidelines are intended to strengthen the link between executive and stockholder interests. The level of ownership specified under the guidelines ranges from 75% to 150% of 1993 base salary depending on the level of the officer. It should be noted that these guidelines have been established as a fixed number of shares given a November 1993 share price and that it is suggested that officers meet these ownership guidelines within five years.

     The Company has also proposed for stockholder approval the 1994 Employee Stock Purchase Plan. This plan is a qualified stock purchase plan under Section 423 of the Internal Revenue Code and is intended to provide a strong incentive for employee stock ownership at all levels of the Company. A detailed description of the plan appears in this proxy. See "Proposal No. 3". A copy of the Employee Stock Purchase Plan is attached as Appendix C to the Proxy Statement.

                             1993 CEO COMPENSATION

     During the third quarter of 1993, the Compensation Committee undertook a detailed study of the CEO's Compensation package in order to determine both the appropriate level of compensation and the mix of base salary and incentive pay. During the course of this review, the Compensation Committee, considering the strongly expressed views of the CEO, decided that it was in the best interest of the Company's stockholders to place as much focus on stock-based compensation for the CEO as practical.

     To this end, the CEO's compensation program was revised as follows:

     - Base Salary -- The form of the CEO's base salary, effective October 1, 1993, was changed to provide 2 forms of compensation: (1) a time vested restricted stock grant (described below), which is subject to stockholder approval as part of the Incentive Equity Plan, and (2) a cash payment (the "Cash Payment") equal to the estimated tax and benefit liability for the CEO on the restricted stock grant. It should be noted that the salary figures shown in the Summary Compensation Table for 1993 include salary actually paid to Mr. Honea from January 1, 1993 through September 30, 1993 and the Cash Payment only for the period of October 1, 1993 through December 31, 1993. As a result, the 1993 salary figure disclosed in the Summary Compensation Table is higher than the expected Cash Payment for an entire year in the new compensation arrangement. The value, at the date of grant, of the restricted stock granted Mr. Honea in 1993 in lieu of a portion of his base salary, is disclosed under the Restricted Stock Award column of the Summary Compensation Table. The CEO's base salary, was determined solely with reference to market data on CEO's salaries within the industry and a review of Mr. Honea's performance.

     - Other Stock Based Compensation -- In lieu of a portion of his base salary, effective as of October 1, 1993, the CEO received a grant, covering the October through December 1993 period, of 10,169 shares of time vested restricted stock. These shares vest if the CEO continues employment with the Company through the vesting date. Under the terms of his new compensation arrangement, in which stock compensation is the principal component, these shares will vest on June 30, 1994, contingent upon stockholder approval of the proposed 1994 Incentive Equity Plan. The number of shares awarded to Mr. Honea, pursuant to his new compensation arrangement, was determined solely with reference to market data on CEO compensation packages within the industry and a review of Mr. Honea's performance. The performance sensitivity of this program is tied to the Company's share price performance.

      The structure of the CEO's new compensation program calls for the CEO to receive, in lieu of a portion of his base salary, a grant of 8,336 shares of time vested restricted stock on the first day of each 1994 fiscal year quarter, with the transferability restrictions scheduled to lapse 6 months following the grant date. During this restriction period, the value of the CEO's restricted stock will vary based on Arkla's stock price performance. As is the case for all restricted stock at Arkla beginning with Cycle VI, no dividends will be paid on restricted stock for the CEO until the transferability restrictions lapse.

     - Annual Incentive -- The CEO's actual annual incentive for the 1993
      performance year was [          ]*. This payment was [above, below, or at]
      target because Arkla's corporate performance, based on the performance objectives discussed under the annual incentive plan above, was [above, below, or at] target.

      As part of the increased focus on stock compensation for the CEO, 100% of the CEO's annual incentive for fiscal year 1994 performance will be paid, subject to stockholder approval, in shares of Company stock under the proposed 1994 Incentive Equity Plan. Target award levels under the annual incentive plan for the CEO are consistent with market norms for peer pipeline and distribution companies.

     - Long-Term Incentives -- In 1993, the CEO received a grant of performance-based restricted stock under Cycle VI of the Long-Term Incentive Plan. The performance sensitivity of this program is tied to corporate performance on the relative return on capital employed and total shareholder return objectives described in the long-term incentive section above.

                             PAY DEDUCTIBILITY CAP

     In 1993, the U.S. Treasury Department issued regulations that prevent publicly traded companies from receiving a tax deduction on compensation paid to executive officers in excess of $1 million. Many companies with executive pay levels exceeding the $1 million limit are considering revising or amending current compensation programs to qualify for exclusion from the pay cap.

     At this time, cash compensation opportunities do not exceed the $1 million pay deductibility cap level for any Named Executive. However, the stock option element of the proposed 1994 Incentive Equity Plan has been structured to allow the stock options to qualify as being exempt from the $1 million pay deductibility cap. As part of qualifying the stock option plan as performance based compensation under the law, no Arkla officer may receive a grant in excess of 80,000 stock options in a single fiscal year under the proposed Incentive Equity Plan.

- - ---------------

     * The award to be determined by the Board of Directors, will not be known until March 9, 1994.

THE COMPENSATION AND BENEFITS COMMITTEE.

                        Mr. Walter A. DeRoeck, Chairman
                              Mr. Joe E. Chenoweth
                              Mr. Robert C. Hanna
                              Mr. Larry C. Wallace
                              Mr. D. W. Weir, Sr.

                             EXECUTIVE COMPENSATION

     The following table sets forth information with respect to the Chief Executive Officer, the four other most highly compensated executive officers of the Company at the end of 1993 as to whom the total annual salary and bonus for 1993 exceeded $100,000 and two additional individuals who would have been included in the list of the four other most highly compensated executive officers had they been serving as an executive officer at the end of 1993:

                           SUMMARY COMPENSATION TABLE


                                        ANNUAL COMPENSATION                LONG-TERM COMPENSATION
                                   -----------------------------    -------------------------------------
                                                                            AWARDS              PAYOUTS
                                                          OTHER     ----------------------    -----------
                                                         ANNUAL     RESTRICTED
                                                         COMPEN-      STOCK       OPTIONS/     LONG-TERM      ALL OTHER
         NAME AND                  SALARY      BONUS     SATION      AWARD(S)       SARS       INCENTIVE     COMPENSATION
    PRINCIPAL POSITION     YEAR      ($)      ($)(*)     ($)(1)       ($)(2)        ($)       PAYOUTS ($)       ($)(3)
- - -------------------------- ----    -------    -------    -------    ----------    --------    -----------    ------------
T. Milton Honea, Jr....... 1993    346,593     [    ]     5,976       81,352(4)         0             0           26,000(5)
Chairman & CEO,            1992    320,652          0    25,140            0            0        30,395           19,239
Arkla, Inc.                1991    241,284          0         0            0            0             0                0
Michael B. Bracy.......... 1993    300,000     [    ]     3,668            0            0             0           18,000(6)
EVP & CFO,                 1992    300,000          0    31,579            0            0        47,003           18,000
Arkla, Inc.                1991    300,000          0         0            0            0             0                0
Jimmy L. Terrill(7)....... 1993    134,250    268,500(8)  2,156            0            0             0          839,068(9)
Former Chairman &
  CEO, LIG                 1992    268,500          0    19,653            0            0        29,656           16,110
EVP, Arkla, Inc.           1991    268,500          0         0            0            0             0                0
Howard E. Bell............ 1993    293,004     [    ]     2,156            0            0             0           17,554(10)
President & COO,           1992    276,588          0    18,370            0            0        30,395           16,597
Entex Division             1991    264,722     60,000         0            0            0             0                0
William A.
  Kellstrom(11)........... 1993    275,004     [    ]       679            0            0             0           22,647(12)
President, Arkla           1992     82,293     50,000         0            0       75,000             0                0
Energy Marketing

                                         (Table continued on following page)


                                        ANNUAL COMPENSATION                LONG-TERM COMPENSATION
                                   -----------------------------    -------------------------------------
                                                                            AWARDS              PAYOUTS
                                                          OTHER     ----------------------    ----------
                                                         ANNUAL     RESTRICTED
                                                         COMPEN-      STOCK       OPTIONS/     LONG-TERM      ALL OTHER
         NAME AND                  SALARY      BONUS     SATION      AWARD(S)       SARS       INCENTIVE     COMPENSATION
    PRINCIPAL POSITION     YEAR      ($)      ($)(*)     ($)(1)       ($)(2)        ($)       PAYOUTS ($)       ($)(3)
- - -------------------------- ----    -------    -------    -------    ----------    --------    -----------    ------------
Daniel L.
  Dienstbier(13).......... 1993    300,006     50,000    207,675           0            0             0        1,062,250(14)
Former President & COO,    1992    200,004    122,645    256,250           0      250,000             0            6,000
Arkla, Inc.
Hubert Gentry, Jr......... 1993    252,090     [    ]     1,820            0            0             0           15,101(15)
SVP, General Counsel and   1992    243,692          0    12,928            0            0        19,573           14,604
Secretary Arkla, Inc.      1991    237,384          0         0            0            0             0                0

 * Except for Messrs. Dienstbier and Terrill, bonuses for 1993 are to be determined by the Board of Directors on March 9, 1994.
- - ---------------

 (1) The total value of executive perks and benefits did not exceed $50,000 for any executive. For all named executives except Mr. Dienstbier, the amounts shown for 1992 represent tax gross-up payments for lapse of restrictions on restricted stock and dividends paid on restricted stock awarded prior to Cycle VI. The amounts shown for 1993 represent dividends paid on restricted stock awarded prior to Cycle VI. In 1993, Mr. Dienstbier received $115,127 as a tax gross-up for stock purchased at par value in 1992. He also received $92,548 as a tax gross-up for stock awarded in 1993.

 (2) As of the end of Fiscal 1993, the aggregate restricted stock holdings of each named executive were as follows (using 12/31/93 close of $7.88, and noting that these target grants are fully at risk and any payout will be earned over three-year performance cycles based on Company performance as previously described, except as noted in the following sentence):

                                                            SHARES        VALUE
                                                            ------       --------
            Honea.........................................  63,012       $496,220
            Bracy.........................................  27,200       $214,200
            Terrill.......................................  15,950       $125,606
            Bell..........................................  15,950       $125,606
            Kellstrom.....................................  13,100       $103,163
            Dienstbier....................................       0       $      0
            Gentry........................................  13,550       $106,706

     The shares and value shown for Mr. Honea include 10,169 restricted shares received in lieu of a portion of his base salary. These shares are scheduled to vest on July 1, 1994 pending shareholder approval.

 (3) Stated amount represents severance payments and the Company's contribution to ESIP and ESIP Restoration Plans.

 (4) Mr. Honea received 10,169 restricted shares on November 11, 1993 in lieu of a portion of his base salary.

 (5) Amount represents the Company's contribution to ESIP and ESIP Restoration Plans.

 (6) Amount represents ESIP and ESIP Restoration Plan Company contributions.

 (7) Mr. Terrill terminated on June 30, 1993.

 (8) Mr. Terrill received $268,500 as a bonus paid in connection with achieving the sale of Louisiana Intrastate Gas.

 (9) Amount includes severance payments of $831,013 and ESIP Company contributions of $8,055.

(10) Amount represents ESIP and ESIP Restoration Plan Company contributions.

(11) Mr. Kellstrom began employment with the Company on September 4, 1992 at an annual base salary of $275,000.

(12) Amount represents ESIP and ESIP Restoration Plan Company contributions.

(13) Mr. Dienstbier began employment with the Company on July 1, 1992 at an annual base salary of $400,000. He terminated on September 30, 1993.

(14) Amount includes severance payments of $887,500. ESIP Company contributions of $8,500, and 25,000 shares of stock received per employment contract valued at $166,250.

(15) Amount represents ESIP and ESIP Restoration Plan Company contributions.

     Prior to the end of any calendar year, executive officers may elect to defer receipt, for a specified period of time, of a portion of that officer's salary and annual incentive award, if any. Until receipt, these deferred compensation accounts earn interest. The amounts in the Summary Compensation Table include the compensation deferred for the Named Executives, if any.

EMPLOYMENT AGREEMENTS

     Since March of 1993, it has been the philosophy of the Company and the Board that employment agreements for officers are not generally essential to the employment and retention of management. However, the Company recognizes that special circumstances may exist that call for detailed agreements, describing certain objectives that the Company wishes to achieve during a specified period of time. The following employment agreements were in effect for all or part of 1993 for the Named Executives:

     Effective with his promotion to Chairman and CEO, Mr. Honea requested and the Board agreed that his employment agreement be discontinued. As a result of this discontinuance, Mr. Honea served as CEO and President during 1993 without an employment agreement.

     Mr. Bracy had an employment agreement which expired on August 10, 1993. Consistent with the Company's philosophy, Mr. Bracy continued to serve in his present position without an employment agreement, after the expiration of the agreement. While in effect, the agreement called for severance pay in the amount of 150% of his annual salary in the event of his termination under certain conditions and to the partial vesting in the Non-Qualified Unfunded Supplemental Income Retirement Plan (as described under "Retirement Plans"). If Mr. Bracy left the employment of the Company, voluntarily or involuntarily, following a "change of control" (as defined in his employment agreement), subject to certain limits, he was entitled to receive a payment that was 2.99 times his base amount, as defined in Section 280G of the Code. This contract provided for an annual salary of not less than $278,496.

     Mr. Bell has an employment agreement with the Company which expires on December 31, 1994, at which time he will retire from employment with the Company. His agreement contains the same severance pay provisions as noted for Mr. Bracy, except that under certain conditions, an additional incentive payment as determined by the Board may be paid for the last year of his employment, as well as the balance of his salary due through the end of the term. At the normal expiration of the agreement, the Company will pay an amount equal to 150% of his annual salary at such time plus an incentive payment as determined, at that time, by the Board. Mr. Bell has agreed to make himself available to the Company for 18 months upon expiration or termination of his agreement. Mr. Bell was covered by an employment agreement when Entex was acquired by the Company. The contract calls for annual salary at least equal to his annual base salary in effect at the time this agreement was renewed. This amount was $286,000.

     Mr. Kellstrom has an employment agreement with the Company which expires on September 30, 1995 and provides for an annual base salary of not less than $275,000. The agreement also awarded Mr. Kellstrom 75,000 common stock appreciation rights pursuant to the Company's Long Term Incentive Compensation Plan, with 35,000 having an exercise price of $11.00 per right and 40,000 having an exercise price of $13.00 per right. If as a result of a "change of control" in the Company, Mr. Kellstrom voluntarily terminates his employment, the Company will pay his then unpaid annual base salary for the period from termination through September 30, 1995. If the Company terminates Mr. Kellstrom for cause, the Company shall pay to Mr. Kellstrom his annual base salary through the date of termination. If the Company terminates him without cause, the Company shall pay Mr. Kellstrom all of the base salary, compensation and benefits provided for under the agreement as if his employment had not been terminated.

     Effective September 30, 1993, Mr. Dienstbier terminated his employment with the Company. Pursuant to an Employment Agreement dated January 20, 1993, which agreement superseded and replaced his original agreement dated, July 1, 1992, Mr. Dienstbier was employed for the specific purpose of repositioning the pipeline group. In mid 1993, the Company decided to retain full ownership and operating control of the pipeline group. Subsequent to this decision, Mr. Dienstbier notified the board of his intention to exercise his right under his Employment Agreement to voluntarily terminate employment with the Company, as of June 30, 1993, and receive the following compensation and benefits all in accordance with the terms of his January 1993 agreement: (i) a payment of $750,000, representing the sum of the annual base salary through June 30, 1994 (the Employment Agreement termination date), an annual award and a completion bonus; (ii) an award of 15,000 shares of Common Stock (including an income tax gross-up); and, (iii) confirmation that an award of 250,000 Arkla common stock appreciation rights, 125,000 having an exercise price of $11.00 per right and 125,000 having an exercise price of $13.00 per right, would remain outstanding and exercisable for one year from termination of employment. The Employment Agreement was also amended to secure Mr. Dienstbier's services through September 30, 1993. Pursuant to such amendment, Mr. Dienstbier received
(i) a payment of $137,500 payable upon conclusion of his service in addition to his base salary through September 30, 1993; and, (ii) an award of 2,500 shares of Common Stock (including an income tax gross-up).

     In connection with the Company's sale of Louisiana Intrastate Gas Corporation ("LIG"), effective June 30, 1993, Mr. Terrill terminated employment with the Company. Mr. Terrill was covered by an employment agreement when the Company acquired LIG and his agreement with the Company essentially duplicated that prior LIG agreement. The agreement called for an annual salary of not less than $250,000, and upon termination provided for payments to Mr. Terrill at the same annual rate provided for in his agreement, from the date of termination through the balance of the contract's term. Mr. Terrill also received an incentive bonus of $268,500 related to the sale of LIG and a "change of control" (as was defined in his employment agreement) payment that was 2.99 times his base amount as defined in Section 280G of the Code. In addition he is eligible to receive an annual retirement benefit in the amount of $221,100, reduced by amounts actually received by Mr. Terrill under a qualified defined benefit plan maintained on his behalf by his former employer (unaffiliated with the Company), the Company's Retirement Plan and Retirement Restoration Plan (see "Retirement Plans") and any Social Security benefits.

LONG TERM INCENTIVE COMPENSATION PLAN

     The Company currently maintains a Long-Term Incentive Compensation Plan (the "LTIP") for key employees as determined by the Compensation Committee of the Board of Directors, including the Named Executives who are still employed by the Company. The Board of Directors has adopted an Incentive Equity Plan to replace the LTIP. The new Incentive Equity Plan, which is subject to approval by stockholders of the Company at the Annual Meeting, authorizes the granting of options to purchase shares of common stock, stock appreciation rights, restricted stock, opportunity shares, performance units and annual incentive awards. See "Proposal No. 2".

     The LTIP provided for performance based grants of restricted stock awards, stock options and stock appreciation rights from time to time. The following table shows, as to the Named Executives, information about restricted stock awards granted in the last fiscal year. As previously described, these grants are fully at risk and any payment will be earned over three year performance cycles based on

Company performance. No stock options or stock appreciation rights were granted pursuant to the LTIP in 1993.

                     LONG-TERM INCENTIVE PLAN AWARDS TABLE

              LONG-TERM INCENTIVE PLAN AWARDS IN LAST FISCAL YEAR

                                                                            ESTIMATED FUTURE PAYOUTS
                                                                          UNDER NON-STOCK PRICE BASED
                                        NUMBER OF                                    PLANS
                                         SHARES,      PERFORMANCE OR    --------------------------------
                                          UNITS        OTHER PERIOD                              MINIMUM
                                         OR OTHER     UNTIL MATURA-     THRESHOLD     TARGET      ($ OR
                 NAME                  RIGHTS($)(1)   TION OR PAYOUT    ($ OR #)     ($ OR #)      #)
                 ----                  ------------   --------------    ---------    --------    -------
T. Milton Honea, Jr. .................    31,500         01/01/93-       n/a          n/a         n/a
                                                          12/31/95
Michael B. Bracy......................    14,100         01/01/93-
                                                          12/31/95
Jimmy L. Terrill......................     8,250         01/01/93-
                                                          12/31/95
Howard E. Bell........................     8,250         01/01/93-
                                                          12/31/95
William A. Kellstrom..................     8,250         01/01/93-
                                                          12/31/95
Daniel L. Dienstbier..................         0         01/01/93-
                                                          12/31/95
Hubert Gentry, Jr.....................     7,050         01/01/93-
                                                          12/31/95

- - ---------------

(1) Under the Long-Term Incentive Plan, shares vest on the achievement of Return on Equity compared to 18 peer companies and total shareholder return compared to a pre-set objective. Below the threshold performance level, 0% of the target shares are earned. At threshold performance levels, 50% of the target shares are earned. At maximum performance levels, 150% of the target shares are earned.

STOCK OPTIONS/STOCK APPRECIATION RIGHTS

     The Company currently maintains two plans (the "Plans"), pursuant to which stock appreciation rights or options to purchase shares of Company common stock may be granted. The new Incentive Equity Plan is designed to replace these Plans. See "Proposal No. 2". The purpose of these Plans was to provide other persons who have substantial responsibility for the management and growth of the

Company with additional incentives by increasing their proprietary interest in the success of the Company. See also "Long-Term Incentive Compensation Plan". The Company did not grant any stock options to the Named Executives in 1993.

     The following table shows aggregate option and/or stock appreciation rights exercises in the last fiscal year and fiscal year-end option and/or stock appreciation rights "in the money" values for the Named Executives.

                 OPTION/SAR EXERCISES AND YEAR-END VALUE TABLE

              AGGREGATED OPTION/SAR EXERCISES IN LAST FISCAL YEAR
                          AND FY-END OPTION/SAR VALUE

                                                                                               VALUE OF
                                                                           NUMBER OF         UNEXERCISED
                                                                          UNEXERCISED        IN-THE-MONEY
                                                                          OPTION/SARS        OPTION/SARS
                                           SHARES                         AT FY-END(#)       AT FY-END($)
                                         ACQUIRED ON        VALUE         EXERCISABLE/       EXERCISABLE/
                 NAME                     EXERCISE       REALIZED($)     UNEXERCISABLE      UNEXERCISABLE
                 ----                    -----------     -----------     --------------     --------------
T. Milton Honea, Jr....................       0               0                   0/0            0/0
Michael B. Bracy.......................       0               0                   0/0            0/0
Jimmy L. Terrill.......................       0               0                   0/0            0/0
Howard E. Bell.........................       0               0                   0/0            0/0
William A. Kellstrom...................       0               0              75,000/0            0/0
Daniel L. Dienstbier(1)................       0               0             250,000/0            0/0
Hubert Gentry, Jr......................       0               0                   0/0            0/0

- - ---------------

(1) Mr. Diensibler terminated on September 30, 1993. His SARs remain outstanding and exercisable until September 30, 1994.

RETIREMENT PLANS

     The Company has a defined benefit retirement plan (the "Retirement Plan"), covering all full time employees of the Company (except employees of the Minnegasco Division of the Company and certain hourly employees of the Entex Division of the Company who are included in a number of collective bargaining agreements). A participant becomes fully vested after completing five years of active service with the Company, and the Retirement Plan also provides disability and spousal death benefits. Benefits are based on final average monthly compensation and the participant's years of service. The formula uses final average monthly compensation based on the highest monthly compensation during 36 consecutive calendar month period within the last 120 calendar months. When an employee is paid on other than a monthly basis, pay for the appropriate number of pay periods is used to reflect 36, 60 or 120 months as applicable.

     The following table shows the estimated maximum annual benefits payable upon retirement to persons in specified salary and bonus levels and years of credited service classifications:

                      ESTIMATED ANNUAL RETIREMENT BENEFITS

  AVERAGE                                                            YEARS OF SERVICE
    PLAN                                               --------------------------------------------
COMPENSATION                                              10          20          30          40
- - ------------                                           --------    --------    --------    --------
  $100,000..........................................   $ 21,996    $ 44,004    $ 52,868    $ 67,929
   200,000..........................................     47,004      93,996     109,868     140,679
   300,000..........................................     72,000     144,000     166,868     213,429
   400,000..........................................     97,000     194,000     223,868     286,179
   500,000..........................................    122,000     244,000     280,868     358,929
   600,000..........................................    147,000     294,000     337,868     431,679
   700,000..........................................    172,000     344,000     394,868     504,429

     The compensation covered by the Retirement Plan consists of salaries and bonuses paid to Retirement Plan participants, including salaries and bonuses set forth in the Summary Compensation Table. The Named Executives have credited years of service under the Retirement Plan as follows: Mr. Honea 9, Mr. Bell, 17, Mr. Bracy, 9, Mr. Dienstbier, 1, Mr. Gentry, 15, Mr. Kellstrom, 1, and Mr. Terrill, 26. All amounts shown in the table reflect the general method for payment of benefits, which is a straight life annuity. The benefits shown reflect reductions, where applicable, for Social Security benefits or other offsetting amounts.

     Currently, Code Sections 401(a)(17) and 415 contain rules that limit the amounts payable from the Retirement Plan. The Company maintains an unfunded non-qualified retirement income plan (the "Retirement Restoration Plan") to offset these limitations. The Retirement Restoration Plan provides that the Company will pay a participant in the Retirement Plan the difference between the amount paid and that which would have been paid to the participant under the Retirement Plan if the Code limitations had not been applicable.

     The Company also maintains a Non-qualified Unfunded Executive Supplemental Income Retirement Plan for certain key employees as designated by the Board of Directors. Participation in this plan was frozen on May 11, 1985 to employees participating as of April 11, 1985. The annual base salary amount used to determine the benefit payable from this plan was frozen as of May 11, 1985, or the date the participating individual's agreement was signed, whichever was later. A participant whose employment is terminated at age 65 or thereafter, with a minimum 10 years of service will receive benefits equal to five times his final annual compensation at May 11, 1985, plus interest. A participant whose employment is terminated prior to age 65, but after 10 years of service, is entitled to receive reduced benefits which are payable beginning not earlier than age 55. This plan also provides for payment of similar benefits to the participant's beneficiaries in event of the participant's death. The estimated annual benefit payable upon retirement at normal retirement age for Mr. Honea is $110,613 and $117,987 for Mr. Bracy. The other Named Executives do not participate in this plan.

     The Minnegasco Division and certain subsidiaries of the Company related to Minnegasco operations, maintain a defined benefit pension plan for eligible employees. None of the Named Executives are covered by the Minnegasco Pension Plan. Benefits under this plan are determined on the basis of an employee's years of service, highest average compensation paid during a 60-month period prior to retirement and other factors. Compensation used for the benefit determination does not include incentive compensation payments or deferrals to non-qualified plans.

                               PERFORMANCE GRAPH

     In accordance with the requirements of the SEC, the following line graph presents a comparison of the cumulative five-year stockholder returns (including the reinvestment of dividends) for the Company, the Standard and Poor's 500 Stock Index and an index of peer companies selected by the Company. These peer companies include the following:

     - Pipeline Companies: KN Energy, Inc., Enron Corporation, Sonat, Inc., Coastal Corporation, Williams Companies, Inc., Enserch Corporation, Panhandle Eastern Corporation, Transco Energy Company and Columbia Gas System.

     - Distribution Companies: Nicor, Inc., Peoples Energy Corporation, MCN Corporation, Washington Gas Light Company, Brooklyn Union Gas Company, Atlanta Gas Light Company, Energen Corporation, Oneok, Inc. and Pacific Enterprises.

                                  ARKLA, INC.
                            COMPARISON OF FIVE-YEAR
                         CUMULATIVE SHAREHOLDER RETURNS

                                                                 TRANS./DIST.
      MEASUREMENT PERIOD                          S&P 500 IN-    CO. PEER IN-
    (FISCAL YEAR COVERED)            ARKLA            DEX             DEX
    ---------------------            -----        -----------    ------------
1988                                100.00          100.00          100.00
1989                                141.83          131.59          147.83
1990                                109.43          127.49          129.14
1991                                 72.80          166.17          120.81
1992                                 52.01          176.81          137.71
1993                                 49.78          196.75          170.24

                      CERTAIN TRANSACTIONS WITH MANAGEMENT

     Mr. Bracy's brother is a partner in Bracy, Williams & Co., a Washington D.C. firm which has performed legislative consulting services for the Company. The Company's payments for such services during 1993 totalled $120,000 which amount is less than 10% of the firm's gross revenues for 1993. In the opinion of management, all such fees paid to the firm were the same as those which would have been charged by an unaffiliated third party for comparable services.

                                 PROPOSAL NO. 1

         APPROVAL OF THE AMENDMENT TO THE CERTIFICATE OF INCORPORATION
            TO CHANGE THE NAME OF THE COMPANY TO NORAM ENERGY, CORP.

     The Board of Directors on January 12, 1994, adopted an amendment to the Company's Certificate of Incorporation to change the Company name to NorAm Energy Corp., subject to approval by the stockholders of the Company. The purpose of the name change is to more accurately describe the geographical base of the Company and to broaden the emphasis of the nature of the Company's operations. It is the Board's belief, that "NorAm" for North America, gives a broader geographical description of the Company strengthening its identity as a Company with national operations, while the current name, Arkla, Inc., too narrowly identifies the Company as a regional natural gas company. The selection of "NorAm" is a conscious effort to demonstrate that all of the business units are equal partners in a strong national alliance. The word "Energy" encompasses natural gas and other related businesses.

     If the recommended name change is approved by the stockholders, the Company plans to have Arkansas Louisiana Gas, Entex, Minnegasco and Mississippi River Transmission Corporation retain their identity. It is likely that the marketing unit of the Company, Arkla Energy Marketing, and Arkla Energy Resources, one of its transmission units, will be renamed to reflect the NorAm Energy name.

     The description contained herein is qualified in its entirety by reference to the proposed amendment to Article First of the Certificate of Incorporation, as heretofore amended, which is attached as Appendix A.

RECOMMENDATION

     The Board of Directors believes that approval of the amendment to the Certificate of Incorporation is in the best interests of the Company and the stockholders, because the new name, NorAm Energy Corp., will more accurately identify the Company as a national energy company.

     THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR APPROVAL OF THE AMENDMENT TO THE CERTIFICATE OF INCORPORATION FOR THE PURPOSE OF CHANGING THE NAME.

                                 PROPOSAL NO. 2

                   APPROVAL OF THE 1994 INCENTIVE EQUITY PLAN

GENERAL

     The Board of Directors adopted the Arkla, Inc. 1994 Incentive Equity Plan (the "Incentive Plan") on January 12, 1994, subject to approval by the stockholders of the Company at the Annual Meeting. The Incentive Plan will replace the Arkla, Inc. Long Term Incentive Compensation Plan (the "LTIP"), under which no grants will be made from and after January 12, 1994 with respect to performance periods beginning on or after January 1, 1994.

     The purpose of the Incentive Plan is to enable the Company to attract and retain key employees and provide them with appropriate incentives and rewards for superior performance. The Incentive Plan affords the Compensation and Benefits Committee of the Board of Directors (the "Compensation Committee"), which has been authorized by the Board of Directors to administer the Incentive Plan, the flexibility to respond to changes in the competitive and legal environments, thereby protecting and enhancing the Company's current and future ability to attract and retain key employees.

     The Incentive Plan authorizes the granting of options to purchase shares of Common Stock ("Option Rights"), stock appreciation rights ("Appreciation Rights"), restricted stock ("Restricted Stock"), opportunity shares ("Opportunity Shares"), performance units ("Performance Units") and annual incentive awards ("Annual Incentive Awards"). The terms applicable to these various types of awards, including those terms that may be established by the Compensation Committee when making or administering particular awards, are set forth in detail in the Incentive Plan.

SUMMARY OF INCENTIVE PLAN

     The following general description of certain features of the Incentive Plan is qualified in its entirety by reference to the Incentive Plan, which is attached as Appendix B.

     Shares Available under the Incentive Plan. Subject to adjustment as provided in the Incentive Plan, the number of shares of Common Stock that may be issued or transferred and covered by outstanding awards granted under the Incentive Plan will not in the aggregate exceed 3,800,000 shares, which may be shares of original issuance or treasury shares or a combination thereof. The number of shares of Common Stock that may be issued or transferred as Restricted Stock under the Incentive Plan will not in the aggregate exceed 2,000,000 shares, taking into account an aggregate of 43,513 shares of Common Stock previously issued and to be issued to the Chairman of the Company through the end of 1994 pursuant to an equity based compensation arrangement approved by the Board of Directors on September 15, 1993. The number of shares of Common Stock that may be issued as Annual Incentive Awards granted under the Incentive Plan will not in the aggregate exceed 700,000. Stock options and stock appreciation rights with respect to no more than 80,000 shares may be granted to any participant during any calendar year. All shares that may be issued or transferred under the Incentive Plan are subject to adjustment as provided in the Incentive Plan.

     Eligibility. Key employees of the Company and its subsidiaries, including key employees who are members of the Board of Directors, may be selected by the Compensation Committee to receive benefits under the Incentive Plan. Approximately [60] officers and other key employees of the Company and its subsidiaries are currently eligible to participate in the Incentive Plan.

     Option Rights. The Compensation Committee may grant Option Rights that entitle the optionee to purchase shares of Common Stock at a price equal to or greater than market value on the date of grant. The market value of a share of Common Stock was $8.00 on February 25, 1994, which was the closing price of the Common Stock on the New York Stock Exchange, Inc. on that date. The option price is payable at the time of exercise (i) in cash, (ii) by the transfer to the Company of nonforfeitable, nonrestricted shares of Common Stock that are already owned by the optionee and have a value at the time of exercise equal to the option price, or (iii) by any combination of the foregoing methods of payment. Any grant may provide for deferred payment of the option price from the proceeds of sale through a bank or broker on the date of exercise of some or all of the shares of Common Stock to which the exercise relates. The Compensation Committee has the authority to specify at the time Option Rights are granted that shares of Common Stock will not be accepted in payment of the option price until they have been owned by the optionee for a specified period; however, the Incentive Plan does not require any such holding period and would permit immediate sequential exchanges of shares of Common Stock at the time of exercise of Option Rights.

     Option Rights granted under the Incentive Plan may be Option Rights that are intended to qualify as "incentive stock options" within the meaning of
Section 422 of the Internal Revenue Code of 1986 (the "Code") or Option Rights that are not intended to so qualify.

     No Option Right may be exercised more than ten years from the date of grant. Each grant must specify the period of continuous employment with the Company or any subsidiary and/or the achievement of any specified performance objectives ("Management Objectives") that are necessary before the Option Rights will become exercisable and may provide for the earlier exercise of the Option Rights in the event of a change in control of the Company or other similar transaction or event. Successive grants may be made to the same optionee regardless of whether Option Rights previously granted to him or her remain unexercised.

     Appreciation Rights. Appreciation Rights granted under the Incentive Plan may be either free-standing Appreciation Rights or Appreciation Rights that are granted in tandem with Option Rights. An Appreciation Right represents the right to receive from the Company the difference (the "Spread"), or a percentage thereof not in excess of 100 percent, between the base price per share of Common Stock in the case of a free-standing Appreciation Right, or the option price of the related

Option Right in the case of a tandem Appreciation Right, and the market value of the Common Stock on the date of exercise of the Appreciation Right. Tandem Appreciation Rights may only be exercised at a time when the related Option Right is exercisable and the Spread is positive, and the exercise of a Tandem Appreciation Right requires the surrender of the related Option Right for cancellation. A free-standing Appreciation Right must have a base price that is at least equal to the fair market value of a share of Common Stock on the date of grant, must specify the period of continuous employment and/or the achievement of any Management Objectives that are necessary before the Appreciation Right becomes exercisable (except that it may provide for its earlier exercise in the event of a change in control of the Company or other similar transaction or event). Any grant of Appreciation Rights may specify that the amount payable by the Company upon exercise may be paid in cash, Common Stock or a combination thereof as determined by the Compensation Committee.

     Restricted Stock. A grant of Restricted Stock involves the immediate transfer by the Company to a participant of ownership of a specific number of shares of Common Stock in consideration of the performance of services. The participant is entitled immediately to voting and other ownership rights in the shares, except that the Compensation Committee may require the participant to waive any right to dividends until the shares are no longer subject to one or more restrictions (as described below). The transfer may be made without additional consideration or for consideration in an amount that is less than the market value of the shares on the date of grant, as the Compensation Committee may determine. The Compensation Committee may condition the award on the achievement of Management Objectives.

     Restricted Stock must be subject to one of more restrictions including, without limitation, a restriction that constitutes a "substantial risk of forfeiture" within the meaning of Section 83 of the Code for a period to be determined by the Compensation Committee. An example would be a provision that the Restricted Stock would be forfeited if the participant ceased to serve the Company as a key employee during a specified period. In order to enforce these forfeiture provisions, the transferability of Restricted Stock will be prohibited or restricted in a manner and to the extent prescribed by the Compensation Committee for the period during which the forfeiture provisions are to continue. The Compensation Committee may provide for a shorter period during which the forfeiture provisions are to apply in the event of a change in control of the Company or other similar transaction or event.

     Opportunity Shares. An award of Opportunity Shares constitutes an agreement by the Company to deliver shares of Common Stock to the participant in the future in consideration of the performance of services, subject to the fulfillment of such Management Objectives as the Compensation Committee may specify. Prior to the delivery of the Opportunity Shares, the participant has no right to transfer any rights under his or her award and no rights as a stockholder with respect to the shares covered by the award. The Compensation Committee may provide for the acceleration of the delivery of

Opportunity Shares in the event of a change in control of the Company or other similar transaction or event.

     Performance Units. A Performance Unit is the equivalent of $100.00. A participant may be granted any number of Performance Units, which will become payable upon achievement of specified Management Objectives. The participant will be given one or more Management Objectives to meet within a specified period (the "Performance Period"). The specified Performance Period may be subject to earlier termination in the event of a change in control of the Company or other similar transaction or event.

     Annual Incentive Awards. The Compensation Committee may authorize the payment of annual incentive compensation upon the achievement of specified Management Objectives. Annual incentive compensation may be paid in cash, in shares of Common Stock, or in any combination thereof. The Compensation Committee may determine the payment of annual incentive compensation in the event of a change in control of the Company or other similar transaction or event.

     Management Objectives. The Management Objectives established by the Compensation Committee in connection with any award under the Incentive Plan may be described in terms of either Company-wide objectives or objectives that are related to the performance of the division, subsidiary, department or function within the Company or a subsidiary in which the participant is employed. A minimum level of acceptable achievement may also be established by the Compensation Committee. The Compensation Committee may adjust any Management Objectives and the related minimum level of acceptable achievement if, in its judgment, transactions or events have occurred after the date of grant that are unrelated to the participant's performance and result in distortion of the Management Objectives or the related minimum level of acceptable achievement. If the participant has achieved the specified Management Objectives, he or she will be deemed to have fully earned the award. If the participant has not achieved the Management Objectives but has attained or exceeded the predetermined minimum level of acceptable achievement, he or she will be deemed to have partly earned the award in accordance with a predetermined formula. To the extent earned, the award will be paid to the participant at the time and in the manner determined by the Compensation Committee.

     Transferability. No Option Right, Appreciation Right or other "derivative security" within the meaning of Rule 16b-3 under the Exchange Act is transferable by a participant except by will or the laws of descent and distribution. Option Rights and Appreciation Rights may not be exercised during a participant's lifetime except by the participant or, in the event of his or her incapacity, by his or her guardian or legal representative acting in a fiduciary capacity on behalf of the participant under state law and court supervision.

     Adjustments. The maximum number of shares that may be issued or transferred under the Incentive Plan, the number of shares covered by outstanding Option Rights or Appreciation Rights and the option prices or base prices per share applicable thereto, the number of shares covered by outstanding grants of Opportunity Shares, and the kind of shares covered by awards (including shares of another issuer) are subject to adjustment in the event of stock dividends, stock splits, combinations of shares, recapitalizations, mergers, consolidations, spin-offs, reorganizations, liquidations, issuances of rights or warrants, and similar transactions or events. In the event of any such transaction or event, the Compensation Committee may in its discretion provide in substitution for any or all outstanding awards under the Incentive Plan such alternative consideration as it may in good faith determine to be equitable in the circumstances and may require the surrender of all awards so replaced.

     Administration and Amendments. The Incentive Plan is to be administered by a committee consisting of not less than three nonemployee directors who are "disinterested persons" within the meaning of Rule 16b-3 under the Exchange Act. In connection with its administration of the Incentive Plan, the Compensation Committee is authorized to interpret the Incentive Plan and related agreements and other documents. The Compensation Committee may make grants to participants under any or a combination of all of the various categories of awards that are authorized under the Incentive Plan.

     The Incentive Plan may be amended from time to time by the Board, but without further approval by the stockholders of the Company no such amendment may cause Rule 16b-3 under the exchange Act to cease to be applicable to the Incentive Plan.

INCENTIVE PLAN BENEFITS

     Set forth in the table below are the shares of Restricted Stock and the Option Rights that were granted under the Incentive Equity Plan in January of 1994 to (i) each of the current and former executive officers named in the Summary Compensation Table, (ii) all current executive officers as a group and
(iii) all employees, including all current officers who are not executive officers, as a group.

                                                                           RESTRICTED   OPTION
                                  NAME                                       STOCK      RIGHTS
                                  ----                                     -------      -------
T. Milton Honea.........................................................     26,200      54,100
Howard E. Bell..........................................................      6,300      13,200
Michael B. Bracy........................................................     12,100      25,600
Hubert Gentry, Jr.......................................................      5,300      11,200
William A. Kellstrom....................................................      6,300      13,200
Daniel L. Dienstbier....................................................          0           0
Jimmy L. Terrill........................................................          0           0
Executive Officers as a group...........................................    146,500     301,400
All Employees as a group................................................    146,500     301,400

     In addition, the Chairman of the Company was awarded 10,169 shares of Common Stock as of October 1, 1993, and 8,336 shares of Common Stock as of January 1, 1994, in lieu of a portion of the

Chairman's base salary pursuant to a revised compensation arrangement approved by the Board of Directors on September 15, 1993 (see "1993 CEO Compensation"). No other awards of any kind have been granted under the Incentive Equity Plan to date

FEDERAL INCOME TAX CONSEQUENCES

     The following is a brief summary of certain of the federal income tax consequences of certain transactions under the Incentive Plan based on federal income tax laws in effect on January 1, 1994. This summary is not intended to be exhaustive and does not describe state of local tax consequences.

  TAX CONSEQUENCES TO PARTICIPANTS

     Non-qualified Option Rights.   In general: (i) no income will be recognized
by an optionee at the time a non-qualified Option Right is granted; (ii) at the time of exercise of a non-qualified Option Right, ordinary income will be recognized by the optionee in an amount equal to the difference between the option price paid for the shares and the fair market value of the shares if they are nonrestricted on the date of exercise; and (iii) at the time of sale of shares acquired pursuant to the exercise of a non-qualified Option Right, any appreciation (or depreciation) in the value of the shares after the date of exercise will be treated as either short-term or long-term capital gain (or loss) depending on how long the shares have been held.

     Incentive Stock Options.   No income generally will be recognized by an
optionee upon the grant or exercise of an incentive stock option. If shares of Common Stock are issued to an optionee pursuant to the exercise of an incentive stock option and no disqualifying disposition of the shares is made by the optionee within two years after the date of grant or within one year after the transfer of the shares to the optionee, then upon the sale of the shares any amount realized in excess of the option price will be taxed to the optionee as long-term capital gain and any loss sustained will be a long-term capital loss.

     If shares of Common Stock acquired upon the exercises of an incentive stock option are disposed of prior to the expiration of either holding period described above, the optionee generally will recognize ordinary income in the year of disposition in an amount equal to any excess of the fair market value of the shares at the time of exercise (or, if less, the amount realized on the disposition of the shares in a sale or exchange) over the option price paid for the shares. Any further gain (or loss) realized by the optionee generally will be taxed as short-term or long-term capital gain (or loss) depending on the holding period.

     Appreciation Rights. No income will be recognized by a participant in connection with the grant of an Appreciation Right. When the Appreciation right is exercised, the participant normally will be required to include as taxable ordinary income in the year of exercise an amount equal to the amount of any cash, and the fair market value of any nonrestricted shares of Common Stock, received pursuant to the exercise.

     Restricted Stock. A recipient of Restricted Stock generally will be subject to tax at ordinary income rates on the fair market value of the Restricted Stock reduced by any amount paid by the recipient at such time as the shares are no longer subject to a risk of forfeiture or restrictions on transfer for purposes of Section 83 of the Code. However, a recipient who so elects under Section 83(b) of the Code within 30 days of the date of transfer of the shares will have taxable ordinary income on the date of transfer of the shares equal to the excess of the fair market value of the shares (determined without regard to the risk of forfeiture or restrictions on transfer) over any purchase price paid for the shares. If a Section 83(b) election has not been made, any dividends received with respect to Restricted Stock that are subject at that time to a risk of forfeiture or restrictions on transfer generally will be treated as compensation that is taxable as ordinary income to the recipient.

     Opportunity Shares. No income generally will be recognized upon the grant of Opportunity Shares. The recipient of a grant of Opportunity Shares generally will be subject to tax at ordinary income rates on the fair market value of nonrestricted shares of Common Stock on the date that the Opportunity Shares are transferred to him or her, reduced by any amount paid by him or her, and the capital gains or loss holding period for the Opportunity Shares will also commence on that date.

     Performance Units. No income generally will be recognized upon the grant of Performance Units. Upon payment in respect of the earn-out of Performance Units, the recipient generally will be required to include as taxable ordinary income in the year of receipt an amount equal to the amount of cash received and the fair market value of any nonrestricted shares of Common Stock received.

     Special Rules Applicable to Officers and Directors. In limited circumstances where the sale of stock that is received as the result of a grant of an award could subject an officer or Director to suit under Section 16(b) of the Exchange Act, the tax consequences to the officer or Director may differ from the tax consequences described above. In these circumstances, unless a special election has been made, the principal difference usually will be to postpone valuation and taxation of the stock received so long as the sale of the stock received could subject the officer or Director to suit under Section 16(b) of the Exchange Act, but not longer than six months.

  Tax Consequences to the Company or Subsidiary

     To the extent that a participant recognizes ordinary income in the circumstances described above, the Company or subsidiary for which the participant performs services will be entitled to a corresponding deduction provided that, among other things, (i) the income meets the test of reasonableness, is an ordinary and necessary business expense and is not an "excess parachute payment" within the meaning of Section 280G of the Code, (ii) any applicable withholding obligations are satisfied, and (iii) the $1 million limitation of Section 162(m) of the Code is not exceeded.

RECOMMENDATION

     The Board of Directors believes that the approval of the Incentive Plan is in the best interests of the Company and the stockholders because the Incentive Plan will enable the Company to attract and retain key employees and provide these employees with competitive equity incentives.

     THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR APPROVAL OF THE INCENTIVE EQUITY PLAN.

                                 PROPOSAL NO. 3

               APPROVAL OF THE 1994 EMPLOYEE STOCK PURCHASE PLAN

GENERAL

     The Board of Directors adopted the Arkla, Inc. 1994 Employee Stock Purchase Plan (the "Stock Purchase Plan") on January 12, 1994, to be effective July 1, 1994, subject to approval by the stockholders of the Company at the Annual Meeting. The purpose of the Stock Purchase Plan is to provide an incentive to employees of the Company to acquire an ownership interest (or to increase an existing ownership interest) in the Company through the purchase of shares of Common Stock.

SUMMARY OF STOCK PURCHASE PLAN

     The following general description of certain feature of the Stock Purchase Plan is qualified in its entirety by reference to the Stock Purchase Plan, which is attached as Appendix C.

     Shares Available under the Stock Purchase Plan. Subject to adjustment as provided in the Stock Purchase Plan, the number of shares of Common Stock that may be purchased by employees under the Stock Purchase Plan will not in the aggregate exceed 2,000,000 shares, which may be shares of original issuance or treasury shares or a combination thereof. All shares that may be issued or transferred under the Stock Purchase Plan are subject to adjustment as provided in the Stock Purchase Plan.

     Eligibility. All employees of the Company and its subsidiaries who are customarily employed for more than 20 hours a week and for more than five months in a calendar year are eligible to participate in the Stock Purchase Plan. An eligible employee may participate as of the calendar quarter that begins immediately after the date on which the employee has completed one month and one day of employment. However, an eligible employee may not participate if the employee would own 5% or more of the total combined voting power of all classes of stock of the Company, taking into account options to purchase stock and stock that may be purchased under the Stock Purchase Plan. At the present time, no employee of the Company would be prevented from participating by reason of this 5% limitation. Approximately 6,907 employees of the Company and its subsidiaries are currently eligible to participate in the Stock Purchase Plan.

     Participation. An eligible employee may elect to participate in the Stock Purchase Plan for any calendar quarter during the period from July 1, 1994 to December 31, 1996, by authorizing payroll deductions in an amount equal to not less than 2% nor more than 10% of base pay; provided, however, that no employee will be permitted to purchase under the Stock Purchase Plan Common Stock with a total value (determined as of the first day of the calendar quarter) that exceeds $25,000 in any calendar year. The payroll deductions are credited to an account established for the participant under the Stock Purchase Plan. Unless the payroll deductions are withdrawn (as described below), the aggregate payroll deductions credited to the participant's account will be used to purchase shares of Common Stock at the end of the calendar quarter. The per share purchase price of the Common Stock will be 85% of the lesser of the closing price of the Common Stock as reported on the New York Stock Exchange on the first business day of the calendar quarter or the closing price of the Common Stock on the last day of the calendar quarter (or the next business day if the last day of the calendar quarter is not a business day). One factor considered in selecting this purchase price percentage was the one-year transfer restriction described below. No interest is paid on the payroll deductions while credited to the participant's account. Payroll deductions may be used for any purpose by the Company and are not required to be segregated.

     Suspension and Withdrawal of Payroll Deductions. By delivering written notice to the Company's Benefits Department at least 15 days prior to the last day of a calendar quarter, a participant may elect to suspend or discontinue payroll deductions and/or to withdraw the payroll deductions credited to his or her account rather than have such deductions used to purchase Common Stock. A reasonable administrative fee may be imposed on a participant who makes such a withdrawal to cover the cost of processing a withdrawal.

     Delivery of Shares to Participants. Shares of Common Stock purchased with a participant's payroll deductions may be registered in the name of a nominee, but the participant will be the beneficial owner of the shares for all purposes, except that the participant may not transfer or otherwise dispose of the shares for a period of one year from the date of purchase. During this one-year period, the Company (or a brokerage firm or other entity selected by the Company) will retain custody of the shares, and any cash dividends paid on the shares during this period will be used in the same manner as payroll deductions to purchase additional shares for the participant at the of the calendar quarter in which the dividends are received or, if the participant is not participating in the Stock Purchase Plan for that quarter, will be credited to the participant's account.

     Termination of Employment. Upon a participant's termination of employment for any reason other than death, disability or retirement, participation in the Stock Purchase Plan ceases and all amounts credited to the participant's account are immediately distributed to the participant, except that shares of Common Stock that have not been held for at least one year will not be distributed until the expiration of the one year period. In the event of the participant's death, disability or retirement, the participant or, in the event of death, the participant's beneficiary may elect to withdraw all amounts credited to the participant's account, including shares that have not been held for one year, or may elect to have any cash amounts credited to the participant's account used to purchase shares of Common Stock at the end of the calendar quarter in which the participant terminated employment.

     Transferability. No interest in the Stock Purchase Plan or in payroll deductions or Common Stock to be purchased with payroll deductions may be transferred by a participant except by will or the laws of descent and distribution.

     Adjustments. The maximum number of shares that may be issued or transferred under the Stock Purchase Plan are subject to adjustment in the event of stock dividends, stock splits, combinations of shares, recapitalizations, mergers, consolidations, spin-offs, reorganizations, liquidations, issuances of rights or warrants, and similar transactions or events.

     Administration and Amendments. The Stock Purchase Plan is to be administered by the Compensation and Benefits Committee of the Board, consisting of not less than three members who are "disinterested persons" within the meaning of Rule 16b-3 under the Exchange Act. In connection with its administration of the Stock Purchase Plan, the Committee is authorized to interpret the Stock Purchase Plan and related agreements.

     The Stock Purchase Plan may be amended from time to time by the Board, but without further approval by the stockholders of the Company no such amendment may materially increase benefits to participants, materially increase the number of shares of Common Stock that may be issued under the Stock Purchase Plan or materially modify the eligibility requirements for participation under the Stock Purchase Plan.

FEDERAL INCOME TAX CONSEQUENCES

     The following is a brief summary of certain of the federal income tax consequences of certain transactions under the Stock Purchase Plan based on federal income tax laws in effect on January 1, 1994. This summary is not intended to be exhaustive and does not describe state or local tax consequences.

  TAX CONSEQUENCES TO PARTICIPANTS

     For federal income tax purposes, a participant is considered to have been granted an option to purchase shares of Common Stock under the Stock Purchase Plan on the first day of the calendar quarter. If the participant does not withdraw his or her payroll deductions, the participant is considered to have exercised the option on the last day of the calendar quarter.

     Each participant's payroll deductions made pursuant to the Stock Purchase Plan are includible in the participant's ordinary income. No additional income generally will be recognized by a participant upon the grant or exercise of an option to purchase shares of Common Stock. If shares of Common

Stock are purchased by a participant pursuant to the exercise of the option and no disqualifying disposition of the shares is made by the participant within two years after the date of grant or within one year after the purchase of the shares, the participant will recognize in the year of disposition (or, if earlier, the year of the participant's death) ordinary income in an amount equal to the lesser of the excess of the fair market value of the shares at the time of disposition (or, if earlier, the participant's death) over the option price or the fair market value of the shares at the time the option was granted over the purchase price determined as if the option were exercised on the date of grant. Upon the sale of the shares, any amount realized in excess of the ordinary income recognized by the participant will be taxed to the participant as long-term capital gain and any loss sustained will be a long-term capital loss.

     If shares of Common Stock acquired upon the exercise of an option are disposed of prior to the expiration of either holding period described above, the participant generally will recognize ordinary income in the year of disposition in an amount equal to any excess of the fair market value of the shares at the time of exercise (or, if less, the amount realized on the disposition of the shares in a sale or exchange) over the option price paid for the shares. Any further gain (or loss) realized by the participant generally will be taxed as short-term or long-term capital gain (or loss) depending on the holding period.

  TAX CONSEQUENCES TO THE COMPANY OR SUBSIDIARY

     To the extent that a participant recognizes ordinary income in the circumstances described above, the Company or subsidiary for which the participant performs services will be entitled to a corresponding deduction provided that, among other things, (i) the income meets the test of reasonableness, is an ordinary and necessary business expense and is not an "excess parachute payment" within the meaning of Section 280G of the Code, (ii) any applicable withholding obligations are satisfied, and (iii) the $1 million limitation of Section 162(m) of the Code is not exceeded.

RECOMMENDATION

     The Board of Directors believes that the approval of the Stock Purchase Plan is in the best interests of the Company and the stockholders because the Stock Purchase Plan will provide an incentive to employees of the Company to acquire an ownership interest (or increase their ownership interest) in the Company.

     THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR APPROVAL OF THE STOCK PURCHASE PLAN.

                                 PROPOSAL NO. 4

        APPROVAL OF THE RESTRICTED STOCK PLAN FOR NONEMPLOYEE DIRECTORS

GENERAL

     The Board of Directors adopted the Arkla, Inc. Restricted Stock Plan for Nonemployee Directors (the "Director Stock Plan") on January 12, 1994, subject to approval by the stockholders of the Company at the Annual Meeting.

     The purpose of the Director Stock Plan is to provide ownership of the Company's Common Stock to nonemployee members of the Board of Directors in order to improve the Company's ability to attract and retain highly qualified individuals to serve as directors of the Company, to provide competitive remuneration for Board service, and to strengthen the commonality of interest between directors and stockholders.

     The Director Stock Plan provides for automatic grants of restricted stock ("Restricted Stock") as payment for one-half of the annual retainer that a nonemployee director receives each year for service as a member of the Board and any retainer for service as chairman of a committee of the Board. No other grants of Restricted Stock are authorized by the Director Stock Plan. The terms applicable to the annual Restricted Stock grants are set forth in detail in the Director Stock Plan.

SUMMARY OF DIRECTOR STOCK PLAN

     The following general description of certain features of the Director Stock Plan is qualified in its entirety by reference to the Director Stock Plan, which is attached as Appendix D.

     Shares Available under the Director Stock Plan. Subject to adjustment as provided in the Director Stock Plan, the number of shares of Common Stock that may be issued or transferred and covered by outstanding awards of Restricted Stock under the Director Stock Plan will not in the aggregate exceed 125,000 shares, which may be shares of original issuance or treasury shares or a combination thereof. All shares that may be issued or transferred under the Director Stock Plan are subject to adjustment as provided in the Director Stock Plan.

     Eligibility. Each director of the Company who at the date of grant is not also an employee of the Company or any of its subsidiaries will receive grants of Restricted Stock under the Director Stock Plan. Currently, there are eleven nonemployee directors eligible to participate in the Director Stock Plan.

     Restricted Stock. As soon as practicable after the beginning of the year, a nonemployee director will be granted shares of Restricted Stock with a total value equal to one-half of the director's annual retainer for service as a member of the Board plus one-half of the retainer for service as chairman of a committee of the Board. The remainder of the director's annual retainer and chairman's retainer will be paid in cash. Currently, the annual retainer for service on the Board is $24,000 and the retainer for service as chairman of a committee is $2,000. The number of shares issued in a grant of Restricted Stock will be based on the market price of the Company's Common Stock on December 31 of the year prior to the date of grant. In the year that a nonemployee director is first elected to the Board, the grant of Restricted Stock will be made as soon as practicable after the director is elected.

     A grant of Restricted Stock involves the immediate transfer by the Company to a participant of ownership of a specific number of shares of Common Stock in consideration of the performance of services. The participant is entitled immediately to voting and other ownership rights in the shares, except that the Compensation Committee may require the participant to waive any right to dividends during the period in which the shares of Restricted Stock are subject to substantial risk of forfeiture and restriction on transfer. The transfer will be made without additional consideration.

     Restricted Stock will be subject to forfeiture if the participant ceases to be a member of the Board before the end of a specified period of time. The restricted period begins on the date of grant and will expire with respect to one-third of the shares on January 1 of each of the first three years beginning after the date of grant, as long as the participant is still a member of the Board, Except as described below, if a participant ceases to be a member of the Board before the restricted period has expired, the shares that are still subject to restriction will be forfeited.

     The restrictions will expire before the end of the normal restricted period if the participant (i) dies or becomes disabled, (ii) retires with the right to a benefit under the Arkla, Inc. Director's Retirement Plan, (iii) is nominated by the Board and stands for election, but is not elected to the Board by the stockholders, or (iv) is not nominated by the Board for reelection to the Board. In order to enforce these forfeiture provisions, the transferability of Restricted Stock will be prohibited or restricted in a manner and to the extent prescribed by the Compensation Committee for the period during which the forfeiture provisions are to continue.

     Adjustments. The maximum number of shares that may be issued or transferred under the Director Stock Plan is subject to adjustment in the event of stock dividends, stock splits, combinations of shares, recapitalizations, mergers, consolidations, spin-offs, reorganizations, liquidations, issuances of rights or warrants, and similar transactions or events. In the event of any such transaction or event, the Compensation Committee may in its discretion provide in substitution for any or all outstanding awards under the Director Stock Plan such alternative consideration as it may in good faith determine to be equitable in the circumstances and may require the surrender of all awards so replaced.

     Administration and Amendments. The Director Stock Plan is to be administered by a committee consisting of not less than three nonemployee directors who are "disinterested persons" within the meaning of Rule 16b-3 under the Exchange Act. In connection with its administration of the Director Stock Plan, the Compensation Committee is authorized to interpret the Director Stock Plan and related agreements and other documents. No member of the Compensation Committee will take part in any decision of the Compensation Committee with respect to the member's individual claim under the Director Stock Plan.

     The Director Stock Plan may be amended from time to time by the Board, but without further approval by the stockholders of the Company no such amendment may cause Rule 16b-3 under the Exchange Act to cease to be applicable to the Director Stock Plan. In addition, no amendment or modification will be made more than once every six months, except to comply with changes to the Internal Revenue Code of 1986 (the "Code") or the Employee Retirement Income Security Act of 1974.

DIRECTOR STOCK PLAN BENEFITS

     No shares of Restricted Stock were granted to nonemployee directors during the Company's last completed fiscal year.

FEDERAL INCOME TAX CONSEQUENCES

     The following is a brief summary of certain of the federal income tax consequences of certain transactions under the Director Stock Plan based on federal income tax laws in effect on January 1, 1994. This summary is not intended to be exhaustive and does not describe state or local tax consequences.

  TAX CONSEQUENCES TO PARTICIPANTS

     Restricted Stock. A recipient of Restricted Stock generally will be subject to tax at ordinary income rates on the fair market value of the Restricted Stock reduced by any amount paid by the recipient at such time as the shares are no longer subject to a risk of forfeiture or restrictions on transfer for purposes of Section 83 of the Code. However, a recipient who so elects under Section 83(b) of the Code within 30 days of the date of transfer of the shares will have taxable ordinary income on the date of transfer of the shares equal to the excess of the fair market value of the shares (determined without regard to the risk of forfeiture or restrictions on transfer) over any purchase price paid for the shares. If a Section 83(b) election has not been made, any dividends received with respect to Restricted Stock that are subject at that time to a risk of forfeiture or restrictions on transfer generally will be treated as compensation that is taxable as ordinary income to the recipient.

     Special Rules Applicable to Directors. In limited circumstances where the sale of stock that is received as the result of a grant of an award could subject a Director to suit under Section 16(b) of the Exchange Act, the tax consequences to the officer of Director may differ from the tax consequences described above. In these circumstances, unless a special election has been made, the principal difference usually will be to postpone valuation and taxation of the stock received so long as the sale of the stock received could subject the officer or Director to suit under Section 16(b) of the Exchange Act, but not longer than six months.

  TAX CONSEQUENCES TO THE COMPANY OR SUBSIDIARY

     To the extent that a participant recognizes ordinary income in the circumstances described above, the Company or subsidiary for which the participant performs services will be entitled to a corresponding deduction provided that, among other things, (i) the income meets the test of reasonableness, is an ordinary and necessary business expense and is not an "excess parachute payment" within the meaning of Section 280G of the Code, (ii) any applicable withholding obligations are satisfied, and (iii) the $1 million limitation of Section 162(m) of the Code is not exceeded.

RECOMMENDATION

     The Board of Directors believes that the approval of the Director Stock Plan is in the best interests of the Company and the stockholders because the Director Stock Plan will enable the Company to attract and retain highly qualified members of the Board and strengthen the commonality of interest between directors and stockholders.

     THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR APPROVAL OF THE DIRECTOR STOCK PLAN.

                RELATIONSHIP WITH INDEPENDENT PUBLIC ACCOUNTANTS

     Coopers & Lybrand, independent public accountants, have been the principal accountants for the Company since August 12, 1986, when they were selected by the Company's Board of Directors, and the Company expects that they will continue as principal accountants. Representatives of Coopers & Lybrand are expected to be present at the Annual Meeting, with the opportunity to make a statement if they desire to do so and to respond to appropriate questions.

                      SUBMISSION OF STOCKHOLDER PROPOSALS

     Stockholder proposals must be received at the Company's principal executive offices, 525 Milam Street, Shreveport, Louisiana 71101, by December 9, 1994, for inclusion in the proxy materials relating to the 1995 annual meeting of stockholders.

                                 OTHER MATTERS

     Management does not know of any other matters to come before the Annual Meeting. If any other matters do properly come before the meeting, it is the intention of the persons appointed in the enclosed form of proxy to vote the proxy in accordance with their judgment on such matters unless such authority is specifically withheld.

                                            By Order of the Board of Directors

                                            HUBERT GENTRY, JR.
                                            Secretary
Shreveport, Louisiana
April 8, 1994

- - --------------------------------------------------------------------------------
                                FORM OF PROXY

                                 ARKLA, INC.
{LOGO}
         THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

         The undersigned hereby appoints T. Milton Honea, Michael B. Bracy and Hubert Gentry, Jr., and each of them, Proxies with power
  P of substitution, and hereby authorizes them to represent and to vote, as designated below, all of the shares of stock of Arkla,
  R Inc. held of record by the undersigned on March 15, 1994, at the Annual Meeting of Stockholders to be held in Shreveport,
  O Louisiana, on Tuesday, May 10, 1994, and at all adjournments thereof, with all powers the undersigned would possess if
  X personally present. In their discretion, the proxies are authorized to vote upon such other business that may properly come
  Y   before the meeting.

     a. ELECTION OF DIRECTORS         FOR all nominees listed below and including    / /       WITHHOLD AUTHORITY    / /
                                      the use of cumulative voting (except as marked           to vote for all nominees listed
                                      to the contrary below)                                   below


     (INSTRUCTION: TO WITHHOLD AUTHORITY TO VOTE FOR ANY INDIVIDUAL
                   NOMINEE STRIKE A LINE THROUGH THE NOMINEE'S NAME IN THE LIST BELOW.)

                       [M. Bracy, J. Chenoweth, O. Crosswell, W. DeRoeck,
                       D. Flanders, J. Fogleman, J. Gover, R. Hanna, T. Honea, M. Jones, S. Moncrief, L. Wallace, D. Weir]

     b. Amendment of the Certificate of Incorporation to change the name of
        the Company to NorAm Energy Corp. ..................................    FOR / /     AGAINST / /     ABSTAIN / /
     c. Approve the Incentive Equity Plan..................................     FOR / /     AGAINST / /     ABSTAIN / /
     d. Approve the Employee Stock Purchase Plan...........................     FOR / /     AGAINST / /     ABSTAIN / /
     e. Approve the Restricted Stock Plan for Nonemployee Directors........     FOR / /     AGAINST / /     ABSTAIN / /

                          (CONTINUED ON REVERSE SIDE)

- - --------------------------------------------------------------------------------

- - --------------------------------------------------------------------------------

         THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED STOCKHOLDER. IF NO DIRECTION IS MADE THIS PROXY WILL BE VOTED "FOR" ALL NOMINEES LISTED
         (INCLUDING, IF NECESSARY, CUMULATIVE VOTING) AND FOR ITEMS B, C,
P         D, AND E.

         Please sign exactly as name appears below. When shares are held by Joint Tenants, both should sign, and when signing as
R attorney, as executor, as administrator, trustee or guardian, please give full title as such. If held by a corporation, please sign in the full corporate name by the
                                President or other authorized officer. If
O held by a partnership, please sign in the partnership name by an authorized person.

                                                    _________________________
X                                                   Signature

                                                    _________________________
                                                    Signature if held jointly
Y
                                                    _________________________


            PLEASE MARK, SIGN, DATE                 Dated:____________ , 1994
            AND RETURN THIS PROXY
            CARD PROMPTLY USING THE
            ENCLOSED ENVELOPE



- - --------------------------------------------------------------------------------